Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income or Loss (Unaudited) - CHF (SFr)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Research and development	SFr (1,304,291)	SFr (4,957,621)
General and administrative	(2,803,267)	(2,459,421)
Operating loss	(4,107,558)	(7,417,042)
Interest expense	(25,261)	(856,157)
Foreign currency exchange (loss), net	(264,121)	(65,914)
Revaluation gain from derivative financial instruments	531,245	3,907,958
Transaction costs		(411,316)
Loss before tax	(3,865,695)	(4,842,471)
Income tax gain	261,394	17,453
Net loss attributable to owners of the Company	(3,604,301)	(4,825,018)
Items that will never be reclassified to profit or loss
Remeasurement of defined benefit liability, net of taxes of CHF 0.00	(115,366)	1,085,102
Items that are or may be reclassified to profit or loss
Foreign currency translation differences, net of taxes of CHF 0.00	6,666	(19,029)
Other comprehensive income/(loss), net of taxes of CHF 0	(108,700)	1,066,073
Total comprehensive loss attributable to owners of the Company	SFr (3,713,001)	SFr (3,758,945)
Basic and diluted loss per share	SFr (1.66)	SFr (16.36)